AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED OCTOBER 16, 2009 TO THE PROSPECTUS DATED MAY 1, 2009, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus, as supplemented, relating to the AXA Allocation Portfolios (“Portfolios”) of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus, and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding additional investment options for the Trust’s Portfolios as well as supplementing information previously contained in the August 12, 2009 Prospectus Supplement.

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Effective on or about October 30, 2009, the following Underlying Portfolios will be added as investment options for the Trust’s Portfolios:

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 500 Portfolio – I, II*, III	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Indexing Risk

•     Large-Cap Company Risk

•     Leveraging Risk

•     Market Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

AXA Tactical Manager 400 Portfolio – I, II*, III	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of midcapitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Indexing Risk

•     Leveraging Risk

•     Market Risk

•     Mid-Cap Company Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 2000 Portfolio – I, II*, III	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Indexing Risk

•     Leveraging Risk

•     Market Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

•     Small-Cap Company Risk

AXA Tactical Manager International Portfolio – I, II*, III	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Foreign Securities Risk

•     Indexing Risk

•     Large Cap Company Risk

•     Leveraging Risk

•     Market Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

* Each of AXA Tactical Manager 500 Portfolio – II, AXA Tactical Manager 400 Portfolio – II, AXA Tactical Manager 2000 Portfolio – II and AXA Tactical Manager International Portfolio – II was added as an Underlying Portfolio for each of the Trust’s Portfolios on September 1, 2009.